Cover	May 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 02, 2023
Entity File Number	000-55517
Entity Registrant Name	PUREBASE CORPORATION
Entity Central Index Key	0001575858
Entity Tax Identification Number	27-2060863
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8631 State Hwy. 124
Entity Address, City or Town	Ione
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95640
City Area Code	(209)
Local Phone Number	274-9143
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	PUBC
Entity Emerging Growth Company	false